LEASE - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Financing lease	As of December 31, 2023 and 2024, the Group had no long-term leases that were classified as a financing lease.
Leases that have not yet commenced	As of December 31, 2024, the Group did not have additional operating leases that have not yet commenced.
Operating lease expenses	¥ 153,880	¥ 40,772	¥ 32,714
Noncash decrease of operating lease right-of-use assets due to early termination	¥ 196,982